Notes Payable - Bridge Bank Credit Agreement (Details Textual) (USD $)	12 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Aug. 15, 2013	May 22, 2013	Mar. 01, 2013
Debt Instrument [Line Items]
Fair value of warrants issued	$ 12,382,216	$ (7,209)
Amortization of financing costs	10,217	27,961
Secured Line of Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					1,500,000
Amortization of financing costs		27,961
Unsecured Debt [Member]
Debt Instrument [Line Items]
Warrants issued to purchase shares under the notes payable (shares)			2,092,064	1,000,000
Fair value of warrants issued			1,082,642
Bridge Bank Credit Agreement [Member] | Secured Line of Credit Facility [Member]
Debt Instrument [Line Items]
Eligible securitization percentage of accounts receivable (percentage)					80.00%
Line of credit facility, maximum borrowing capacity					1,500,000
Debt instrument, annual facility fee					5,000
Line of credit facility, commitment fee percentage (percentage)					0.50%
Line of credit facility, annual due dilligence fee					1,000
Debt Instrument, description of variable rate basis	prime plus 2%
Debt instrument, description of default rate of interest	prime plus 7%
Debt issuance cost		37,301
Deferred finance costs	6,000
Debt issuance cost amortization period (in years)	1 year
Amortization of financing costs	10,217	26,084
Additional Paid-in Capital [Member]
Debt Instrument [Line Items]
Fair value of warrants issued	12,382,216
Additional Paid-in Capital [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Fair value of warrants issued			559,626
Additional Paid-in Capital [Member] | Bridge Bank Credit Agreement [Member]
Debt Instrument [Line Items]
Fair value of warrants issued		$ (7,209)